Condensed Interim Consolidated Statements of Changes In Shareholders' Equity (USD $) In Thousands, except Share data		Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]
Balance at Dec. 31, 2012		$ 74,966	$ 21		$ 36,065	$ (38)	$ 38,918
Balance, shares at Dec. 31, 2012	[1]		7,007,426
Exercise of options		1,893		[2]	1,893
Exercise of options, shares			132,587
Share-based compensation		668			668
Dividend		(3,913)					(3,913)
Net income		17,077					17,077
Balance at Dec. 31, 2013		90,691	21		38,626	(38)	52,082
Balance, shares at Dec. 31, 2013	[1]		7,140,013
Exercise of options		800		[2]	800
Exercise of options, shares		42,500	42,500
Share-based compensation		467			467
Dividend		(7,183)					(7,183)
Net income		7,375					7,375
Balance at Jun. 30, 2014		$ 92,150	$ 21		$ 39,893	$ (38)	$ 52,274
Balance, shares at Jun. 30, 2014	[1]		7,182,513

[1]	Net of 14,971 shares held by the subsidiary.
[2]	Less than 1 thousand.